Condensed Financial Information About Registrant - Condensed Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013 Cheniere Energy Partners, LP _ Parent [Member]		Dec. 31, 2012 Cheniere Energy Partners, LP _ Parent [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP _ Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	$ 0	$ 0	$ (1,659)	$ (13,056)
Cash flows from investing activities
Distributions received from affiliates, net	0		15,253
Net cash used in investing activities		0		(349,618)		(1,724,334)	[1]	21,577	[1]
Cash flows from financing activities
Distribution to owners		(392,971)
Net cash provided by (used in) financing activities	0	0	(13,348)	284,511		2,078,668	[1]	22,008	[1]
Net increase (decrease) in cash and cash equivalents	0	0	246
Cash and cash equivalents—beginning of period	0	0	0	392,945	[1]	56,119	[1]
Cash and cash equivalents—end of period	$ 0	$ 0	$ 246	$ 314,782		$ 392,945	[1]	$ 56,119	[1]

[1]	Retrospectively adjusted as discussed in Note 1—"Summary of Significant Accounting Policies" in our Notes to Condensed Financial Statements.